Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000246458
Shareholder Report [Line Items]
Fund Name	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Trading Symbol	LQAI
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/lqai
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,088,093
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 37,043
InvestmentCompanyPortfolioTurnover	567.00%
C000211432
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap ETF
Trading Symbol	QRFT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/qrft
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 20, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,739,087
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 99,521
InvestmentCompanyPortfolioTurnover	267.00%
C000211433
Shareholder Report [Line Items]
Fund Name	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Trading Symbol	AMOM
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-973-7880
Additional Information Website	https://www.qraftaietf.com/amom
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 20, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,698,194
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 249,623
InvestmentCompanyPortfolioTurnover	354.00%